RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
RELATED PARTY BALANCES AND TRANSACTIONS
Schedule of major related parties and their relationships with the Group

The table below sets forth the major related parties and their relationships with the Group, with which the Group entered into transactions during the years ended December 31, 2018, 2019 and 2020:

Name of related parties	Relationship with the group
360 Security Technology Inc. (“360 Group”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Beijing Qifutong Technology Co., Ltd. (“Qifutong”)	An affiliate of 360 Group, ultimately controlled by Mr. Zhou, the Chairman of the Group
Beijing Qibutianxia Technology Co., Ltd. (“Qibutianxia”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Ningbo Siyinjia Investment management co. Ltd. ("Ningbo Siyinjia")	Entity controlled by Mr. Zhou, the Chairman of the Group
Beijing Qicaitianxia Technology Co., Ltd. (“Qicaitianxia”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Beijing Qihu Technology Co., Ltd. (“Qihu”)	An affiliate of 360 Group, ultimately controlled by Mr. Zhou, the Chairman of the Group
Jinshang Consumer Finance Inc. (“Jinshang”)	An affiliate of an entity controlled by Mr. Zhou, the Chairman of the Group
Youdaojingwei Assets Management Co.Ltd. ("Youdaojingwei")	Entity controlled by Mr. Zhou, the Chairman of the Group
Beijing Zixuan Information Technology Co., Ltd. (“Beijing Zixuan”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Xixian New Area Financial Asset Exchange Co., Ltd (“Xixian”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Beijing Qifei Xiangyi Consultation Co., Ltd (“ Beijing Qifei ”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Hangzhou Qifei Huachuang Technology Co, Ltd (“ Hangzhou Qifei ”)	Investee of the Group
Shanghai Jiehu Internet Technology Co., Ltd. ("Shanghai Jiehu")	Entity controlled by Mr. Zhou, the Chairman of the Group
Kincheng Bank of Tianjin Co., Ltd. (“Kincheng”)	An affiliate of an entity controlled by Mr. Zhou, the Chairman of the Group
Tianjin Yujie Technology Co., Ltd. (Yujie)	Entity controlled by Mr. Zhou, the Chairman of the Group
Shareholders	Shareholders of the Group
Others	Entities controlled by Mr. Zhou, the Chairman of the Group

Schedule of transactions with related parties

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2018	2019	2020
	RMB	RMB	RMB
Bandwidth service fee charged by Qihu	18,530	46,191	80,514
Referral service fee charged by Qihu	13,158	47,640	24,507
Referral service fee charged by Qibutianxia	—	—	15,152
Corporate expenses allocated from Qibutianxia	32,015	3,230	11,321
Rental expenses charged by Beijing Qifei	—	5,074	7,137
Labor cost charged by Xixian	—	10,657	2,130
Referral service fee charged by Qifutong	43,688	7,905	—
Interests charged by Youdaojingwei for funds provided	40,497	—	—
Others	9,993	8,364	3,120
Total	157,881	129,061	143,881

Schedule of services provided to the related parties

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2018	2019	2020
	RMB	RMB	RMB
Referral service fee charged from Qicaitianxia	196,013	197,018	3,558
Loan facilitation services fee charged from Jinshang	134,884	59,871	150,515
Loan facilitation services fee charged from Beijing Zixuan	128,970	517,776	47,516
Loan facilitation services fee charged from Kincheng	—	—	15,254
Post-origination services fee charged from Jinshang	33,153	43,497	48,094
Post-origination services fee charged from Beijing Zixuan	8,559	215,019	74,417
Post-origination services fee charged from Kincheng	—	—	433
Others	1,035	4,299	6,591
Total	502,614	1,037,480	346,378

Schedule of amounts due from related parties

	December 31,	December 31,
	2019	2020
	RMB	RMB
Jinshang	50,666	158,655
Kincheng	—	13,505
Shareholders(1)	20,459	11,100
Beijing Zixuan	404,416	5,608
Qicaitianxia	1,050	1,004
Qifutong	1,000	1,000
Others	1,176	2,433
Total	478,767	193,305
(1)	The balance as of December 31, 2020 represents the ADS registration fees incurred on behalf of certain shareholders that are to be reimbursed from them.

Schedule of amounts due to related parties

	December 31,	December 31,
	2019	2020
	RMB	RMB
Qibutianxia	1,842	13,656
Qihu	39,836	24,624
Yujie	—	16,061
Xixian	6,318	6,714
Qicaitianxia	5,552	1,433
Others	2,074	9,074
Total	55,622	71,562